Bank Borrowings	6 Months Ended
Dec. 31, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE 12 – BANK BORROWINGS

The Company’s total bank borrowings are as following:

		December 31, 2024 (Unaudited)
No.		Principal Amount	Annual Interest Rate	Contract term
		$
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	201,714	3.500%	2024/03/18-2027/03/18
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	765,122	3.500%	2024/03/19-2027/03/19
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	730,343	3.500%	2024/03/19-2027/03/19
(4)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	695,565	3.800%	2024/03/20-2027/03/20
(5)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	62,601	3.800%	2024/03/21-2027/03/20
(6)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	104,335	3.800%	2024/03/21-2027/03/20
(7)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	500,807	3.500%	2024/03/21-2027/03/20
(8)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	695,565	3.500%	2024/03/21-2027/03/20
(9)	Jiangyin Rural Commercial Bank	1,391,130	3.650%	2024/03/04-2025/03/03
(10)	China Merchants Bank Co., Ltd.	375,605	4.830%	2024/04/02-2024/10/02
(11)	Jiangsu Bank Co., Ltd.	417,339	4.350%	2024/05/30-2025/05/29
(12)	Jiangsu Bank Co., Ltd.	695,565	3.600%	2024/06/18-2025/06/17
(13)	Jiangyin Rural Commercial Bank	834,678	3.650%	2024/05/15-2025/05/13
(14)	Jiangyin Rural Commercial Bank	1,391,130	3.650%	2024/03/06-2025/03/05
(15)	Jiangyin Rural Commercial Bank	1,669,356	3.650%	2024/05/14-2025/05/12
(16)	Bank of Hangzhou Co., Ltd	25,240	9.350%	2024/07/29-2025/03/05
(17)	Shenzhen Qianhai Webank	12,520	9.350%	2024/07/29-2025/03/05
(18)	Shenzhen Qianhai Webank	12,586	9.350%	2024/08/07-2025/03/05
	Total bank borrowings	10,581,201
	Less: current portion	425,951
	Bank borrowings - non current	$10,155,250

	June 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
	$
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	$203,457	3.500%	2024/03/18-2027/03/18
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	771,735	3.500%	2024/03/19-2027/03/19
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	736,656	3.500%	2024/03/19-2027/03/19
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	701,577	3.800%	2024/03/20-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	63,142	3.800%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	105,237	3.800%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	505,136	3.500%	2024/03/21-2027/03/20
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	701,577	3.500%	2024/03/21-2027/03/20
Jiangyin Rural Commercial Bank	1,403,154	3.650%	2024/03/04-2025/03/03
China Merchants Bank Co., Ltd.	378,852	4.930%	2024/04/02-2025/03/23
Jiangsu Bank Co., Ltd.	420,946	4.350%	2024/05/30-2025/05/29
Jiangsu Bank Co., Ltd.	701,577	3.600%	2024/06/18-2025/06/17
Jiangyin Rural Commercial Bank	841,893	3.650%	2024/05/15-2025/05/13
Jiangyin Rural Commercial Bank	1,403,154	3.650%	2024/03/06-2025/03/05
Jiangyin Rural Commercial Bank	1,683,785	3.650%	2024/05/14-2025/05/12
Bank of Hangzhou Co., Ltd	29,467	9.832%	2024/04/01-2026/03/27
Shenzhen Qianhai Webank	12,628	9.832%	2024/04/01-2026/03/27
Total bank borrowings	10,663,973
Less: current portion	6,857,415
Bank borrowings-non current	$3,806,557
(1)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million (US$201,714) on March 18, 2024. This loan matures March 18, 2027.

(2)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($765,122) on March 19, 2024. This loan matures March 19, 2027.

(3)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($730,343) on March 19, 2024. This loan matures March 19, 2027.

(4)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($695,565) on March 20, 2024. This loan matures on March 20, 2027.

(5)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.45 million ($62,601) on March 21, 2024. This loan matures on March 20, 2027.

(6)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.75 million ($104,335) on March 21, 2024. This loan matures on March 20, 2027.

(7)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately$292,000) and RMB27.7 million (approximately$3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB3.6 million ($500,807) on March 21, 2024. This loan matures on March 20, 2027.

(8)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew down RMB5 million ($695,565) on March 21, 2024. This loan matures on March 20, 2027.

(9)	On March 4, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and a maturity date of March 3, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.

(10)	On April 2, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($375,605) from China Merchants Bank Co., Ltd., and a maturity date of October 2, 2024. On September 23, 2024, Li Bang Kitchen Appliance extended the loan to March 23, 2025.The loan was repaid upon maturity.

(11)	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($417,339) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026 with interest of 3.50%. For presentation purposes, the loan is classified as a long-term loan.

(12)	On June 18, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB5 million ($695,565) from Jiangsu Bank Co., Ltd. and a maturity date of June 17, 2025. The loan is collateralized by real estate, land use rights and patents. The loan was refinanced and extended to June 10, 2026 with interest of 3.10%. For presentation purposes, the loan is classified as a long-term loan.
(13)	On May 15, 2024, Wuxi Libang obtained a working capital loan of 6 million ($834,678) from Jiangyin Rural Commercial Bank and due on May 13, 2025. The loan was guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.

(14)	On March 6, 2024, Wuxi Libang obtained a working capital loan of 10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 5, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.

(15)	On May 14, 2024, Wuxi Libang obtained a working capital loan of 12 million yuan (approximately $1.7 million) from Jiangyin Rural Commercial Bank and due on May 12, 2025. The loan was collateralized by real estate and land use rights. The loan was refinanced and extended to May 5, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.

(16)	On July 29, 2024, Wuxi Libang obtained a working capital loan from the Bank of Hangzhou, for RMB210,000 ($29,214) and a maturity date of July 27, 2026. According to the agreement, the Company shall repay the principal and interest monthly. As of December 31, 2024, the outstanding principal balance of the loan was RMB181,429 ($25,240). The loan was repaid on March 5, 2025.

(17)	On July 29, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB90,000 ($12,520) and a maturity date of July 27, 2026. The loan was repaid on March 5, 2025.

(18)	On August 7, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB 100,000 ($13,911) and a maturity date of July 27, 2026. According to the agreement, the Company shall repay the principal and interest monthly. As of December 31, 2024, the outstanding principal balance of the loan was RMB90,476 ($12,586). The loan was repaid on March 5, 2025.